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Zacks Focus Growth ETF
Zacks Focus Growth ETF
Investment Objective
The Zacks Focus Growth ETF (the “Fund”) seeks to provide long-term total returns and minimize capital loss.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and expense example below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Zacks Focus Growth ETF Zacks Focus Growth ETF
Management Fees	0.44%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.81%	[1]
Acquired Fund Fees and Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	1.26%
Fee Waiver and/or Expense Limitation	(0.70%)	[2]
Net Annual Fund Operating Expenses	0.56%
[1]	Estimated for the current fiscal year.
[2]	The Fund’s adviser, Zacks Investment Management, Inc. (the “Advisor”) has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least April 1, 2026, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.55% of the Fund’s net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years (within the three years from the date the fees have been waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated only by the Zacks Trust’s (the “Trust”) Board of Trustees (the “Board”) on 60 days’ written notice to the Advisor.

Example. You may also incur usual and customary brokerage commissions and other charges when buying or selling shares of the Fund, which are not reflected in the example that follows. This example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through March 31, 2026.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

This example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through March 31, 2026.
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Zacks Focus Growth ETF | Zacks Focus Growth ETF | USD ($)	57	330

Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund will commence operations on or following the date of this prospectus, the Fund has no reportable portfolio turnover rate.

Principal Investment Strategies

The Fund pursues its investment objective by constructing a portfolio of companies that exhibit sound fundamentals and superior growth potential relative to the overall U.S. equity market.

Under normal circumstances, the Fund invests at least 80% of its net assets (including any borrowings for investment purposes) in equity securities of growth companies. The Fund defines growth companies as companies that exhibit strong earnings growth potential. Earnings growth potential is determined by upward earnings revisions and projected earnings growth rates. Companies with such qualities generally, in the Advisor’s opinion, represent good, long-term investment opportunities.

Portfolio holdings may be sold when the Advisor believes that such holdings no longer represent relatively attractive investment opportunities. The Fund is actively managed and may invest in companies in any economic sector.

The Advisor starts with a universe of all U.S. exchange-listed companies. Of this universe, the Advisor constructs the Fund’s portfolio to include 40 to 120 positions using both quantitative and qualitative analysis in an effort to outperform the Russell 1000 Growth Index.

The portfolio is generally rebalanced on a monthly basis using the analysis described above. However, the Advisor may rebalance the Fund’s portfolio more or less frequently due to things like corporate actions, such as mergers and acquisitions, and spin-offs.

The Fund is classified as non-diversified, which means a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of issuers.

Principal Risks of Investing in the Fund
Performance Information

Because the Fund has not been in operation for an entire calendar year, no Fund performance information is shown. You may request a copy of the Fund’s annual and semi-annual reports, once available, at no charge by calling the Fund at 855-813-3507. Interim information on the Fund’s results can be obtained by visiting the Fund’s website at www.zacksetfs.com.

Zacks Focus Growth ETF | All Risk [Member]

Risk is inherent in all investing. The loss of your money is a principal risk of investing in the Fund. Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money. The following principal risk factors have been identified for the Fund. There can be no assurance that the Fund will be successful in meeting its investment objective.

Zacks Focus Growth ETF | Growth Stock Risk [Member]

Growth Stock Risk. Growth stocks may underperform value stocks and stocks in other broad style categories (and the stock market as a whole) over any period and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Investments in growth stocks present the risk that the Advisor’s perceptions of the company’s growth potential are wrong.

Zacks Focus Growth ETF | Equity Securities Risk [Member]

Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. These changes in value may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to be cyclical which may cause stock prices to fall over short or extended periods of time.

Zacks Focus Growth ETF | Management Risk [Member]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Advisor’s judgments about the attractiveness, value, and stability of particular stocks in which the Fund invests may prove to be incorrect, and there is no guarantee that the Advisor’s judgment will produce the desired results.

Zacks Focus Growth ETF | Quantitative Model Risk [Member]

Quantitative Model Risk. Investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Zacks Focus Growth ETF | Large Cap Securities Risk [Member]

Large-Cap Securities Risk. Stocks of large companies as a group can fall out of favor with the market. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Zacks Focus Growth ETF | Small And Medium Cap Securities Risk [Member]

Small and Medium Cap Securities Risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Mid- and small-capitalization companies typically have more limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.

Zacks Focus Growth ETF | New Advisor Risk [Member]
New Advisor Risk. The Advisor has only recently begun serving as an investment advisor to exchange-traded funds (“ETFs”).
Zacks Focus Growth ETF | Common Stock Risk [Member]
Common Stock Risk. Investments in shares of common stock may fluctuate in value response to many factors. Such price fluctuations subject the Fund to potential losses.
Zacks Focus Growth ETF | Market Risk [Member]

Market Risk. Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market. Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general. The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions. The Fund’s performance per share will change daily in response to such factors.

Zacks Focus Growth ETF | New Fund Risk [Member]
New Fund Risk. The Fund has a limited history of operations for investors to evaluate.
Zacks Focus Growth ETF | Authorized Participant Risk [Member]

Authorized Participant Risk. Only an authorized participant (“Authorized Participant” or “AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants).

Zacks Focus Growth ETF | Early Close Trading Halt Risk [Member]

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Zacks Focus Growth ETF | E T F Structure Risks [Member]

ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to the special risks, including:

○	Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as “Creation Units.”

○	Trading Issues. An active trading market for the Fund’s shares may not be developed or maintained. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange.

○	Cash purchases. To the extent Creation Units are purchased by APs in cash instead of in-kind, the Fund will incur certain costs such as brokerage expenses and taxable gains and losses. These costs could be imposed on the Fund and impact the Fund’s NAV if not fully offset by transaction fees paid by the APs.

○	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

Zacks Focus Growth ETF | Investment Risk [Member]

Investment Risk. Various sectors of the global financial markets have been experiencing an extended period of adverse conditions. Market uncertainty has increased dramatically, particularly in the United States and Europe, and adverse market conditions have expanded to other markets. These conditions have resulted in disruption of markets, periods of reduced liquidity, greater volatility, general volatility of spreads, an acute contraction in the availability of credit and a lack of price transparency. The long-term impact of these events is uncertain but could continue to have a material effect on general economic conditions, consumer and business confidence, and market liquidity.

Zacks Focus Growth ETF | Concentration Risk [Member]

Concentration Risk. As a non-diversified fund, the Fund may be subject to greater volatility than a more diversified investment. A fluctuation in one stock could significantly affect overall performance. The Fund is also concentrated in fewer sectors than its benchmarks, and its performance may suffer if these sectors underperform the overall stock market.

Zacks Focus Growth ETF | Cybersecurity Risk [Member]

Cybersecurity Risk. As part of its business, the Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Advisor and the Fund are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.

Zacks Focus Growth ETF | Market Disruption And Geopolitical Risk [Member]

Market Disruption and Geopolitical Risk. U.S. market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, and sanctions), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).